Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Net Income (loss) before Income Taxes
The Company’s net income (loss) from continuing operations before provision for income taxes for the years ended December 31, 2024, 2023, and 2022 consists of the following (in thousands):
Table 14.1. Net Income (loss) before Income Taxes

	Year ended December 31,
	2024	2023	2022
Domestic	$241,476	$364,179	$25,997
Foreign	(19,902)	(45,230)	(784,506)

Total net income (loss) before provision for income taxes	$221,574	$318,949	$(758,509)

Schedule of Components of Income
The components of the provision for income taxes from continuing operations consist of the following (in thousands):
Table 14.2. Components of Income Taxes

	Year ended December 31,
	2024	2023	2022
Current:
Federal	$57,623	$66,186	$3,860
State	10,226	13,225	2,221
Foreign	542	882	(2,032)

Total Current	$68,391	$80,293	$4,049

Deferred:
Federal	7,625	(31,383)	(394)
State	(652)	(834)	—
Foreign	(10,781)	(676)	(392)

Total Deferred	(3,808)	(32,893)	(786)

Total	$64,583	$47,400	$3,263

Schedule of Effective Tax Rate Reconciliation
The Company’s income tax expense from continuing operations differs from the taxes computed by applying the federal income tax rate of
21
% to the income (loss) before income taxes. A reconciliation of these differences is as follows (in thousands):
Table 14.3. Effective Tax Rate Reconciliation

	Year ended December 31,
	2024	2023	2022
Federal income taxes at 21%	$46,530	$66,979	$(159,287)
Foreign tax credit reduction	10,175	—	—
Provision to return adjustments	(6,792)	1,416	(43)
State income taxes, net of federal benefit	6,591	9,712	1,638
Stock-based compensation	4,446	16,205	2,593
Federal research and experimentation credits	(4,067)	(756)	(4,974)
Other non-deductible Irish expenses	3,617	2,285	15,852
Foreign rate differential	(3,404)	25	2,154
Change in valuation allowance	3,283	(48,107)	2,438
ASC 740-10 reserve	2,230	(1,860)	2,282
Other	1,974	5,705	339
Change in fair value of convertible notes	—	—	140,271
IP transfer	—	(4,204)	—

Income tax expense	$64,583	$47,400	$3,263

Schedule of Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s net deferred tax assets and liabilities consist of the following (in thousands):
Table 14.4. Significant Components of Deferred Tax Assets and Liabilities

	December 31, 2024	December 31, 2023
Deferred tax assets:
Stock based compensation	$25,723	$20,561
Capitalized research expenses	18,250	12,593
Net operating loss carryforwards	12,988	16,106
Accruals and reserves	11,431	7,393
Capital loss carryforward	5,760	3,353
Lease liabilities	3,741	305
Tax credit carryforwards	1,418	89
Unrealized loss on investments	1,368	10,852
Other, net	395	69
Unrealized foreign currency exchange gain (loss)	—	68

Total deferred tax assets	81,074	71,389
Valuation allowance	(31,029)	(29,638)

Total deferred tax assets, net of valuation allowance	50,045	41,751
Deferred tax liabilities:
Intangible assets	(53,925)	(59,472)
Foreign branch income	(10,175)	—
Right-of-use assets	(3,689)	(273)
Credit risk adjustment	(1,049)	(802)
Fixed assets	(290)	(444)
Unrealized foreign currency exchange gain (loss)	(253)	—
Other	—	(376)

Total deferred tax liabilities	(69,381)	(61,367)

Deferred tax liabilities, net	$(19,336)	$(19,616)

Schedule of Summary of Uncertain Tax Positions Activities	The following tables present activity related to unrecognized tax benefits as of the dates indicated (in thousands):
Table 14.5. Summary of Uncertain Tax Positions Activities

	December 31, 2024	December 31, 2023
Beginning balance	$2,158	$3,812
Increase related to tax positions taken during current year	1,511	253
Decrease related to tax positions taken during prior years	1,154	(1,907)

Ending balance	$4,823	$2,158